Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Short-term employee benefits	$ 1,760	$ 1,817	$ 1,288
Post-employment benefits	148	142	80
Directors' fees	529	666	659
Share-based compensation	0	0	1,087
Total	$ 2,437	$ 2,625	$ 3,114